Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 104,286,695	$ 101,585,490
Short-term investments (note 3)		1,512,447
Accounts receivable - net (notes 4 and 9)	17,834,407	22,370,296
Inventories (note 5)	8,113,428	14,541,554
Due from related party (note 12(a))		3,397,522
Prepaid expenses and deposits (note 12(b))	1,804,555	887,187
Deferred tax assets (note 10)		2,682,069
Total current assets	132,039,085	146,976,565
Property, plant and equipment (notes 7 and 9)	75,627,881	64,036,228
Long-term inventories (note 6)	5,248,237	395,516
Long-term prepaid expenses (note 12 (b))	408,656	517,957
Prepayments for acquisition of equipment	828,902	576,232
Deferred tax assets (note 10)	419,114	507,062
Licenses and permits (note 8)	1,336,254	1,348,364
Total assets	215,908,129	214,357,924
Current liabilities
Loans payable (note 9)	4,713,498	10,435,887
Accounts payable and accrued liabilities (notes 7 and 13)	29,522,495	22,091,190
Income tax payable (note 10)	3,351,127	958,411
Deferred revenue (note 20)	429,416	9,707,688
Deferred tax liability (note 10)		1,005,186
Dividends payable	795,106
Deferred government grants (note 19)	1,830,566	1,559,589
Total current liabilities	40,642,208	45,757,951
Deferred government grants (note 19)	2,277,428	2,464,565
Loans payable (note 9)	17,321,327	10,057,775
Long term payable for acquisition of assets		4,842,509
Deferred revenue (note 20)	10,369,695	3,478,629
Total long term liabilities	29,968,450	20,843,478
Total liabilities	70,610,658	66,601,429
Commitments and contingencies (notes 14 and 23)
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil
Common stock (note 16) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 54,773,961(2010 -54,305,961)	54,774	54,306
Additional paid-in capital	105,383,346	104,152,182
Accumulated other comprehensive income	9,978,325	6,883,834
Statutory surplus reserves (note 18)	11,808,271	11,473,110
Retained earnings	2,696,227	3,876,084
Total stockholders' equity	129,920,943	126,439,516
Non-controlling interests (notes 11 and 15)	15,376,528	21,316,979
Total equity	145,297,471	147,756,495
Total liabilities and equity	$ 215,908,129	$ 214,357,924